                                STI CLASSIC FUNDS

                       LIFE VISION AGGRESSIVE GROWTH FUND
                          LIFE VISION CONSERVATIVE FUND
                       LIFE VISION GROWTH AND INCOME FUND
                        LIFE VISION MODERATE GROWTH FUND
                        LIFE VISION TARGET DATE 2015 FUND
                        LIFE VISION TARGET DATE 2025 FUND
                        LIFE VISION TARGET DATE 2035 FUND
                           (COLLECTIVELY, THE "FUNDS")

                       SUPPLEMENT DATED SEPTEMBER 6, 2005
                   TO THE PROSPECTUS DATED AUGUST 1, 2005 FOR
        STI CLASSIC FUNDS LIFE VISION FUNDS A SHARES, B SHARES & C SHARES
                              (FORMERLY L SHARES)

Mr. Gregory L. Fraser has resigned as Co-Manager of the Funds effective September 2, 2005. Information regarding Mr. Fraser is deleted from the Portfolio Manager section of the Prospectus.
















               PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE


SP-ABCLV-0905

                                STI CLASSIC FUNDS

                       LIFE VISION AGGRESSIVE GROWTH FUND
                          LIFE VISION CONSERVATIVE FUND
                       LIFE VISION GROWTH AND INCOME FUND
                        LIFE VISION MODERATE GROWTH FUND
                        LIFE VISION TARGET DATE 2015 FUND
                        LIFE VISION TARGET DATE 2025 FUND
                        LIFE VISION TARGET DATE 2035 FUND
                           (COLLECTIVELY, THE "FUNDS")

                       SUPPLEMENT DATED SEPTEMBER 6, 2005
                   TO THE PROSPECTUS DATED AUGUST 1, 2005 FOR
           STI CLASSIC FUNDS FOR SUNTRUST RETIREMENT SERVICES CLIENTS

Mr. Gregory L. Fraser has resigned as Co-Manager of the Funds effective September 2, 2005. Information regarding Mr. Fraser is deleted from the Portfolio Manager section of the Prospectus.














               PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE


SP-IRS-0905

                                STI CLASSIC FUNDS

                       LIFE VISION AGGRESSIVE GROWTH FUND
                          LIFE VISION CONSERVATIVE FUND
                       LIFE VISION GROWTH AND INCOME FUND
                        LIFE VISION MODERATE GROWTH FUND
                        LIFE VISION TARGET DATE 2015 FUND
                        LIFE VISION TARGET DATE 2025 FUND
                        LIFE VISION TARGET DATE 2035 FUND
                           (COLLECTIVELY, THE "FUNDS")

                       SUPPLEMENT DATED SEPTEMBER 6, 2005
                   TO THE PROSPECTUS DATED AUGUST 1, 2005 FOR
                 STI CLASSIC FUNDS I SHARES (FORMERLY T SHARES)

Mr. Gregory L. Fraser has resigned as Co-Manager of the Funds effective September 2, 2005. Information regarding Mr. Fraser is deleted from the Portfolio Manager section of the Prospectus.















               PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE


SP-IE-0905

                                STI CLASSIC FUNDS

                    SUPPLEMENT DATED SEPTEMBER 6, 2005 TO THE
                    STATEMENT OF ADDITIONAL INFORMATION DATED
                                 AUGUST 1, 2005

The following sentence is added after the first paragraph on page 44:

Effective September 2, 2005, Mr. Gregory L. Fraser resigned as Co-Manager of the Life Vision Aggressive Growth Fund, Life Vision Conservative Fund, Life Vision Growth and Income Fund, Life Vision Moderate Growth Fund, Life Vision Target Date 2015 Fund, Life Vision Target Date 2025 Fund and Life Vision Target Date 2035 Fund.

















               PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE


STI-SP-SAI-0905